FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Proceeds from (Repayments of) Short-term Debt	$ 124,179	$ 525,139	$ 39,589
Pension Expense	5,496	(481)	(1,349)
Statement of Financial Position [Abstract]
Cash	117,620	134,502	149,653
Investment securities, available for sale	913,601	1,032,096	162,600
Other investments	47,427	71,492
Premises and equipment	137,110	146,716
Total assets	6,417,213	6,497,048
Other liabilities	88,016	131,011
Total liabilities	5,735,052	5,786,623
Shareholders’ equity	682,161	710,425	712,221	697,394
Total liabilities and shareholders’ equity	6,417,213	6,497,048
Income Statement [Abstract]
Noninterest income	73,647	122,421	142,531
Interest expense	16,888	27,589	44,921
Provision for loan and lease losses	8,714	19,117	19,210
Salaries and employee benefits	101,402	113,154	106,914
Miscellaneous professional services	6,876	7,269	9,636
Income before income taxes and equity in undistributed net earnings of subsidiaries	67,583	103,745	105,039
Income tax benefit	19,234	36,442	38,300
Operating activities
Net income	48,349	67,303	66,739
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	8,714	19,117	19,210
Depreciation and amortization	14,270	15,833	11,951
Stock-based compensation expense	3,803	4,186	3,935
Deferred income taxes	(25,328)	(14,085)	(14,463)
Increase (decrease) in other liabilities	(1,536)	3,374	(17,422)
Net cash provided by operating activities	164,354	211,834	203,078
Investing activities
Proceeds from calls and maturities of investment securities	186,820	269,236	342,973
Purchases of investment securities	(214,398)	(1,022,772)	(1,027,754)
Net decrease in loans	(347,451)	(240,113)	(53,946)
Purchases of premises and equipment	(7,295)	(25,502)	(23,541)
Net cash provided by (used in) investing activities	(100,240)	10,034	218,952
Financing activities
Cash dividends paid on common stock	(61,429)	(67,797)	(35,312)
Treasury stock purchase	(11,778)	(6,806)	0
Proceeds from exercise of stock options, net of shares purchased	73	320	63
Excess tax benefit on share-based compensation	686	438	259
Net cash used in financing activities	(80,996)	(237,019)	(378,358)
Decrease in cash	(16,882)	(15,151)	43,672
Cash and Due from Banks at beginning of year	134,502	149,653	105,981
Cash and Due from Banks at end of year	117,620	134,502	149,653
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	88,420	106,196	111,657
Investment securities, available for sale	229	3,623
Other investments	4,851	0
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	576,554	594,372
Premises and equipment	1,455	1,706
Other assets	13,942	15,058
Total assets	692,951	728,455
Dividends payable	9,178	16,869
Other liabilities	1,612	1,161
Total liabilities	10,790	18,030
Shareholders’ equity	682,161	710,425
Total liabilities and shareholders’ equity	692,951	728,455
Income Statement [Abstract]
Interest income	75	55	70
Noninterest income	0	421	0
Dividends from subsidiaries	58,700	73,800	48,700
Total income	58,775	74,276	48,770
Interest expense	0	0	391
Provision for loan and lease losses	0	0	739
Salaries and employee benefits	4,042	4,612	4,449
Miscellaneous professional services	663	916	719
Other	5,059	5,209	5,240
Total expenses	9,764	10,737	11,538
Income before income taxes and equity in undistributed net earnings of subsidiaries	49,011	63,539	37,232
Income tax benefit	(3,659)	(3,869)	(4,263)
Equity in undistributed (loss) earnings of subsidiaries	4,321	105	(25,244)
Net income	48,349	67,303	66,739
Operating activities
Net income	48,349	67,303	66,739
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (loss) earnings of subsidiaries	4,321	105	(25,244)
Provision for loan and lease losses	0	0	739
Depreciation and amortization	26	27	31
Stock-based compensation expense	3,803	4,186	3,935
Deferred income taxes	(676)	(207)	(509)
(Decrease) increase in dividends payable	(7,691)	673	10,342
Increase (decrease) in other liabilities	7,719	(1,799)	(10,003)
Decrease (increase) in other assets	1,266	(139)	(241)
Net cash provided by operating activities	57,117	70,149	45,789
Investing activities
Proceeds from calls and maturities of investment securities	48	0	158
Purchases of investment securities	(88)	(474)	(137)
Net decrease in loans	0	0	2,681
Purchases of premises and equipment	(80)	0	0
Other	307	109	514
Net cash provided by (used in) investing activities	187	(365)	3,216
Financing activities
Redemption of junior subordinated debentures	0	0	(20,620)
Cash dividends paid on common stock	(61,429)	(67,797)	(35,312)
Treasury stock purchase	(11,778)	(6,806)	0
Proceeds from exercise of stock options, net of shares purchased	73	320	63
Excess tax benefit on share-based compensation	686	438	259
Other	(2,632)	(1,400)	478
Net cash used in financing activities	(75,080)	(75,245)	(55,132)
Decrease in cash	(17,776)	(5,461)	(6,127)
Cash and Due from Banks at beginning of year	106,196	111,657	117,784
Cash and Due from Banks at end of year	88,420	106,196	111,657
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	557,872	575,701
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 18,682	$ 18,671